JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.7% (a)
California—95.7%
Education—5.8%
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/1/2028	210	220
Series 2022A, Rev., 5.00%, 12/1/2031	450	477
Series 2022A, Rev., 5.00%, 12/1/2032	275	292
California Educational Facilities Authority, Stanford University
Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,802
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,809
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (b)	315	301
Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,133
California School Finance Authority, Green Dot Public Schools Project, Series 2022-A, Rev., 5.00%, 8/1/2032 (b)	350	363
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/1/2029	140	147
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,527
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,227
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,593
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,381
University of California, Limited Project, Series O, Rev., 5.00%, 5/15/2034	1,500	1,665
		15,937
General Obligation—28.1%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,271
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	162
Series F, GO, Zero Coupon, 2/1/2034	545	370
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/1/2036	1,500	1,665
Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	2,970
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,588
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 8/1/2023	1,500	1,492
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,078
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,394
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	815
Evergreen School District, Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,841
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,694
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	371
GO, Zero Coupon, 7/1/2032	880	624
Mount San Antonio Community College District, Election of 2008, Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,113
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	956
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,734
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	948
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,623
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/1/2035	1,500	972

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,061
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,385
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (c)	385	430
San Francisco Unified School District, GO, 5.00%, 6/15/2031	2,000	2,309
San Jose Evergreen Community College District
Series 2023C, GO, 4.00%, 9/1/2041	650	662
Series 2023C, GO, 4.00%, 9/1/2043	1,500	1,508
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,317
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/1/2027	1,130	991
San Mateo County Community College District, Election of 2005
Series 2006-A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	994
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,648
Series B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	682
San Mateo County Community College District, Election of 2014, Series B, GO, 5.00%, 9/1/2033	1,000	1,116
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,615
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	870
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series C, GO, Zero Coupon, 9/1/2028	1,800	1,508
State of California, School Facilities, GO, 4.00%, 9/1/2032	2,000	2,051
State of California, Various Purpose
GO, 5.00%, 8/1/2027	2,000	2,168
GO, 5.00%, 12/1/2029	2,000	2,015
GO, 5.00%, 8/1/2030	2,000	2,171
GO, 5.00%, 8/1/2031	1,500	1,548
GO, 5.00%, 10/1/2032	3,000	3,064
GO, 5.00%, 8/1/2033	1,000	1,062
GO, 4.00%, 10/1/2035	2,520	2,644
GO, 4.00%, 3/1/2036	2,000	2,079
GO, 5.00%, 4/1/2036	1,000	1,105
GO, 5.00%, 11/1/2037	2,000	2,292
GO, 4.00%, 10/1/2041	5,000	5,050
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005-B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,022
		77,048
Hospital—7.9%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,001
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,400
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,180
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	263
Rev., 5.00%, 11/15/2032	400	420
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	3,712
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,584
California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,995	2,181
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	592

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
Series 2014A, Rev., 5.00%, 8/15/2028	850	869
Series 2014A, Rev., 5.00%, 8/15/2030	655	670
Series A, Rev., 5.00%, 8/15/2030	1,000	1,055
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,301
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	522
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,611
Regents of the University of California Medical Center Pooled, Series 2022-P, Rev., 5.00%, 5/15/2037	2,105	2,386
		21,747
Industrial Development Revenue/Pollution Control Revenue—0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,462
Other Revenue—7.7%
California Community Choice Financing Authority, Green Bond
Series A-1, Rev., 4.00%, 8/1/2025	500	502
Series A-1, Rev., 4.00%, 8/1/2026	1,000	1,003
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,221
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2028	1,500	1,554
Series F, Rev., 5.00%, 5/1/2030	1,000	1,038
Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 3/1/2032	2,000	2,074
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Series 2022B, Rev., 5.00%, 9/1/2037 (b)	400	375
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (c)	2,500	2,545
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020-A, Rev., 4.00%, 6/1/2035	1,500	1,578
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,214
Los Angeles County Public Works Financing Authority, Series G, Rev., 5.00%, 12/1/2037	1,500	1,707
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Series NTS2015, Rev., 5.00%, 9/1/2030	500	524
Series NTS2015, Rev., 5.00%, 9/1/2031	270	283
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	784
Riverside Public Financing Authority, Main Library Project, Series 2019A, Rev., 5.00%, 11/1/2034	450	497
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,500
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/1/2024 (c)	330	335
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/1/2024	333	338
		21,072
Prerefunded—6.8%
California Health Facilities Financing Authority, St. Joseph Health System, Series 2013A, Rev., 5.00%, 7/1/2023 (c)	1,000	1,001
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (c)	2,650	2,777
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, Rev., 5.00%, 10/1/2023 (c)	1,000	1,006
Campbell Union High School District, GO, 5.00%, 8/1/2024 (c)	1,700	1,735
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (c)	2,370	2,523
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (c)	1,500	1,533
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (c)	2,460	2,510

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded — continued
San Juan Unified School District, Election of 2002, GO, 5.00%, 8/1/2023 (c)	1,000	1,003
San Mateo Union High School District, Election of 2006, Series 2013A, GO, 5.00%, 9/1/2023 (c)	1,005	1,009
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/1/2024 (c)	790	799
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (c)	2,600	2,788
		18,684
Transportation—16.0%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,844
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026	250	254
Series B, Rev., 5.00%, 5/15/2027	225	228
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,064
Series 2017A, Rev., AMT, 5.00%, 5/15/2033	500	529
Series 2019A, Rev., 5.00%, 5/15/2036	750	832
City of Long Beach, Harbor, Series A, Rev., 5.00%, 5/15/2039	1,425	1,548
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	550
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	555
Series 2020-A, Rev., 5.00%, 5/15/2039	2,000	2,208
Series 2022-B, Rev., 4.00%, 5/15/2041	1,755	1,783
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,106
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,049
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,565
Series C, Rev., 5.00%, 5/15/2031	1,250	1,307
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,316
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (c)	1,795	1,651
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,187
Port of Los Angeles, Harbor Department
Series 2019-B, Rev., 5.00%, 8/1/2026	3,420	3,639
Series 2014A, Rev., AMT, 5.00%, 8/1/2027	1,625	1,656
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,531
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,223
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	790
Series A, Rev., 5.00%, 7/1/2035	1,000	1,072
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,045
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,146
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,067
Series 2019-A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,580
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	578
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	1,817
		43,720

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility—5.6%
Los Angeles Department of Water and Power, Power System
Series C, Rev., 5.00%, 7/1/2027	1,500	1,529
Series 2018D, Rev., 5.00%, 7/1/2031	1,100	1,223
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,014
Series C, Rev., 5.00%, 7/1/2036	2,715	3,019
Series C, Rev., 5.00%, 7/1/2038	2,410	2,720
Series 2020-B, Rev., 5.00%, 7/1/2039	2,000	2,198
Northern California Power Agency, Hydroelectric Project, Series 2022A, Rev., 5.00%, 7/1/2028	1,500	1,665
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,018
		15,386
Water & Sewer—17.3%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/1/2033	1,565	1,863
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,072
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,232
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,097
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,901
Series B, Rev., 5.00%, 6/1/2033	1,500	1,556
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,109
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,650
City of San Francisco, Public Utilities Commission Water, Series D, Rev., 5.00%, 11/1/2034	2,710	2,961
City of Santa Rosa, Wastewater, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,487
East Bay Municipal Utility District, Water System
Series B-1, Rev., 5.00%, 6/1/2034	1,500	1,781
Series 2019A, Rev., 5.00%, 6/1/2038	1,595	1,754
Eastern Municipal Water District Financing Authority, Water and Wastewater System, Series 2016B, Rev., 5.00%, 7/1/2033	2,885	3,076
Metropolitan Water District of Southern California, Waterworks
Series A, Rev., 5.00%, 10/1/2029	1,250	1,431
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	2,746
Series B, Rev., 5.00%, 7/1/2039	1,250	1,430
San Francisco City and County Public Utilities Commission Wastewater
Series 2018-B, Rev., 5.00%, 10/1/2026	1,075	1,149
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,830
Santa Clara Valley Water District, Water System, Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,685
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,098
Rev., 5.00%, 8/1/2031	1,420	1,485
Rev., 5.00%, 8/1/2032	2,410	2,520
Rev., 5.00%, 8/1/2038	1,250	1,355

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,378
State of California Department of Water Resources, Central Valley Project, Water System, Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,699
		47,345
Total California		262,401
Total Municipal Bonds (Cost $264,952)		262,401
	Shares (000)
Short-Term Investments—2.8%
Investment Companies—2.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (d) (e)(Cost $7,633)	7,631	7,632
Total Investments—98.5% (Cost $272,585)		270,033
Assets in Excess of Other Liabilities—1.5%		4,248
Net Assets—100.0%		274,281

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2023.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$262,401	$—	$262,401
Short-Term Investments
Investment Companies	7,632	—	—	7,632
Total Investments in Securities	$7,632	$262,401	$—	$270,033
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$6,651	$22,262	$21,281	$— (c)	$— (c)	$7,632	7,631	$27	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.